Share-based Payments - Summary of Share-based Payment Arrangements Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	$ 26.8	$ 14.0	[1]	$ 10.7	[1]
Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	26.8	14.0		10.7
Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	0.6	0.4		0.2
Gold Fields Limited 2005 Share Plan [Member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	0.0	0.0		0.0
Gold Fields Limited 2005 Share Plan [Member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	0.0	0.0		0.0
Gold Fields Limited 2012 Share Plan [Member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	0.0	1.9		8.0
Bonus shares	0.0	0.0		2.7
Gold Fields Limited 2012 Share Plan [Member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	0.0	0.0		0.2
Bonus shares	0.0	0.0		0.0
Gold Fields Limited 2012 Share Plan Amended [Member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	24.5	12.1		0.0
Retention Shares	2.1	0.0		0.0
Restricted/Matching Shares	0.2	0.0		0.0
Gold Fields Limited 2012 Share Plan Amended [Member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	0.6	0.4		0.0
Retention Shares	0.0	0.0		0.0
Restricted/Matching Shares	$ 0.0	$ 0.0		$ 0.0

[1]	As Restated - Refer note 40 for further details.